RELATED PARTY TRANSACTIONS (Schedule of Related Party Transactions) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction One [Member]
Related Party Transaction [Line Items]
Related party transaction, amount	$ 4,035,969	$ 9,985,370	$ 26,105,707
Related Party Transaction Two [Member]
Related Party Transaction [Line Items]
Related party transaction, amount		4,755,413	4,718,094
Related Party Transaction Three [Member]
Related Party Transaction [Line Items]
Related party transaction, amount	1,937,265
Related Party Transaction Four [Member]
Related Party Transaction [Line Items]
Related party transaction, amount		4,755,413
Related Party Transaction Five [Member]
Related Party Transaction [Line Items]
Related party transaction, amount	3,228,775	11,095,964	1,572,698
Related Party Transaction Six [Member]
Related Party Transaction [Line Items]
Related party transaction, amount	3,228,775	22,984,497	3,145,396
Related Party Transaction Seven [Member]
Related Party Transaction [Line Items]
Related party transaction, amount		3,170,275	9,672,092
Related Party Transaction Eight [Member]
Related Party Transaction [Line Items]
Related party transaction, amount	4,843,162		2,395,047
Related Party Transaction Nine [Member]
Related Party Transaction [Line Items]
Related party transaction, amount	2,056,102	2,999,097
Related Party Transaction Ten [Member]
Related Party Transaction [Line Items]
Related party transaction, amount		3,170,275	12,376,238
Related Party Transaction Eleven [Member]
Related Party Transaction [Line Items]
Related party transaction, amount		4,755,413	4,718,094
Related Party Transaction Twelve [Member]
Related Party Transaction [Line Items]
Related party transaction, amount			1,572,698
Related Party Transaction Thirteen [Member]
Related Party Transaction [Line Items]
Related party transaction, amount	1,937,265
Related Party Transaction Fourteen [Member]
Related Party Transaction [Line Items]
Related party transaction, amount			7,784,855
Related Party Transaction Fifteen [Member]
Related Party Transaction [Line Items]
Related party transaction, amount		4,755,413
Related Party Transaction Sixteen [Member]
Related Party Transaction [Line Items]
Related party transaction, amount		3,170,275	9,672,092
Related Party Transaction Seventeen [Member]
Related Party Transaction [Line Items]
Related party transaction, amount	5,148,724	7,136,843	7,775,696
Related Party Transaction Eighteen [Member]
Related Party Transaction [Line Items]
Related party transaction, amount			12,931,551
Related Party Transaction Nineteen [Member]
Related Party Transaction [Line Items]
Related party transaction, amount	11,300,712	15,851,377	13,367,933
Related Party Transaction Twenty [Member]
Related Party Transaction [Line Items]
Related party transaction, amount	17,550,330	12,866,563
Related Party Transaction Twenty One [Member]
Related Party Transaction [Line Items]
Related party transaction, amount		$ 440,107	$ 102,622